Long-Term Debt - Schedule of Maturities of Long-Term Debt (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Debt Disclosure [Abstract]
Remainder of 2021	$ 2,744
2022	5,488
2023	5,488
2024	5,488
2025	5,488
Thereafter	522,732
Total	$ 547,428